Share-based payment plans - Cash-settled share payment plans (Details) - SAR - Option	1 Months Ended	12 Months Ended
	Jul. 31, 2014	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at the beginning of the period.			11,328	11,328
Granted	215,688
Forfeited / cancelled			(11,328)
Exercised		0	0	0
Outstanding at December 31		0		11,328
Exercisable at December 31				11,328